SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, Impairment of Long-lived Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of land use right, net	50 years
Impairment of Long-lived Assets
Impairment of long-lived assets		¥ 0	¥ 0	¥ 0